Derivatives (Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ (157)	$ 71	$ 102
Cash Flow Hedges [Member]
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ (157)	$ 71	$ 102